STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Expected dividend rate	0.00%	0.00%
Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Expected life		5 years
Expected dividend rate		0.00%
Minimum [Member] | Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Exercise price		$ 0.05
Risk free interest rate		0.46%
Expected volatility of underlying stock		$ 213.84
Maximum [Member] | Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Exercise price		$ 0.24
Risk free interest rate		0.92%
Expected volatility of underlying stock		$ 215.33
Option [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Exercise price		$ 0.15
Expected life		10 years
Expected dividend rate		0.00%
Option [Member] | Minimum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Risk free interest rate		1.26%
Expected volatility of underlying stock		$ 209.3
Option [Member] | Maximum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants granted and issued were determined by using a black scholes valuation model [Line Items]
Risk free interest rate		1.27%
Expected volatility of underlying stock		$ 210.4